Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended
	Jul. 31, 2026 USD ($) item $ / shares	Jun. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Jun. 30, 2026 USD ($) item	Dec. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)
Subsequent Events
Dividends (in US$ per share) | $ / shares		$ 0.9	$ 0.9	$ 0.85	$ 0.85
TEU of vessels contracted for construction | item						184,550
Syndicated 850.0 million facility
Subsequent Events
Credit facility | $		$ 850,000				$ 850,000	$ 850,000	$ 850,000
Hull No. YZJ2023-1556
Subsequent Events
TEU of vessels contracted for construction | item						8,258
Subsequent events | Syndicated 850.0 million facility
Subsequent Events
Amount drawn from facility | $	$ 57,750
Credit facility | $	$ 850,000
Subsequent events | Hull No. YZJ2023-1556
Subsequent Events
TEU of vessels contracted for construction | item	8,258
Subsequent events | O 2026 H2 Dividends
Subsequent Events
Dividends (in US$ per share) | $ / shares	$ 0.9